Average Annual Total Returns	0 Months Ended
May 15, 2014
Global X FTSE Norway 30 ETF (Prospectus Summary) | Global X Norway 30 ETF Series
Average Annual Return:
Label	MSCI Norway IMI 25/50 Index
Global X FTSE Colombia 20 ETF (Prospectus Summary) | Global X FTSE Colombia 20 ETF Series
Average Annual Return:
Label	MSCI All Colombia Capped Index